Acquisition and sale of businesses and brands and purchase of non-controlling interests - Purchase of shares of non-controlling interests (Details) Ksh in Millions, $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Mar. 23, 2023	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jan. 16, 2024 USD ($)	Mar. 24, 2023 USD ($)	Mar. 24, 2023 KES (Ksh)
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 373		$ 29	$ 0
Proportion of ownership interest in subsidiary			100.00%
Diageo North America, Inc. | DeLeon Holdco LLC
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired					50.00%
Cash transferred					$ 223
Diageo Kenya Limited | East African Breweries Limited
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired						14.97%	14.97%
Cash transferred						$ 173	Ksh 22,732
Acquisition transaction cost	$ 5
East African Breweries Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	65.00%	50.03%